Right of Use Asset and Operating Lease Liability - Schedule of weighted average discount rate and remaining lease term of lease liability (Details)	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2 years 5 months 1 day	3 years 4 months 20 days